Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income and expenses by function
Other operating income and expenses, cost of sales	€ 467,705	€ 432,803	€ 416,020
Other operating income and expenses, research and development	166,177	152,670	129,579
Other operating income and expenses, selling, general & administration expenses	457,921	410,753	460,959
Total other operating income and expenses	€ 1,091,803	€ 996,226	€ 1,006,558